INTANGIBLE ASSETS, NET - Impairment (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Estimated amortization expense relating to existing intangible assets
2022	¥ 3,253			$ 511
2023	1,706			268
2024	121			19
2025	22			3
Estimated amortization expense in the next five years	5,102			$ 801
Impairment losses on intangible assets	¥ 0	¥ 0	¥ 0